Segment Information	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting Information [Line Items]
Segment Information
14. Segment Information
The Company’s reportable segments have been determined based on the distinct nature of their operations, the Company’s internal management structure, and the financial information that is evaluated regularly by the Company’s chief operating decision maker.
The Company has two reportable business segments: (1) Motion Picture and (2) Television Production.
Motion Picture.
Motion Picture consists of the development and production of feature films, acquisition of North American and worldwide distribution rights, North American theatrical, home entertainment and television distribution of feature films produced and acquired, and worldwide licensing of distribution rights to feature films produced and acquired.
Television Production.
Television Production consists of the development, production and worldwide distribution of television productions including television series, television movies and mini-series, and non-fiction
programming. Television Production includes the licensing of Starz original series productions to the Starz Business, and the ancillary market distribution of Starz original productions and licensed product. Additionally, the Television Production segment includes the results of operations of 3 Arts Entertainment.

Segment information is presented in the table below:

	Nine Months Ended December 31,
	2023	2022
	(Amounts in millions)
Segment revenues
Motion Picture	$1,245.6	$791.6
Television Production	860.7	1,468.6

Total revenue	$2,106.3	$2,260.2

Gross contribution
Motion Picture	$320.3	$248.9
Television Production	134.6	136.6

Total gross contribution	454.9	385.5
Segment general and administration
Motion Picture	83.2	66.2
Television Production	40.5	32.0

Total segment general and administration	123.7	98.2
Segment profit
Motion Picture	237.1	182.7
Television Production	94.1	104.6

Total segment profit	$331.2	$287.3

The Company’s primary measure of segment performance is segment profit. Segment profit is defined as gross contribution (revenues, less direct operating and distribution and marketing expense) less segment general and administration expenses. Segment profit excludes, when applicable, corporate and allocated general and administrative expense, restructuring and other costs, share-based compensation, certain content charges as a result of changes in management and/or content strategy, certain charges related to the
COVID-19
global pandemic, charges related to Russia’s invasion of Ukraine, and purchase accounting and related adjustments. The Company believes the presentation of segment profit is relevant and useful for investors because it allows investors to view segment performance in a manner similar to the primary method used by the Company’s management and enables them to understand the fundamental performance of the Company’s businesses.

The reconciliation of total segment profit to the Company’s income (loss) before income taxes is as follows:

	Nine Months Ended December 31,
	2023	2022
	(Amounts in millions)
Company’s total segment profit	$331.2	$287.3
Corporate general and administrative expenses (1)	(76.2)	(57.7)
Adjusted depreciation and amortization (2)	(7.1)	(8.9)
Restructuring and other (3)	(61.5)	(20.6)
COVID-19 related benefit (charges) included in direct operating expense (4)	0.5	6.2
Content charges (5)	(1.1)	(7.7)
Adjusted share-based compensation expense 6)	(46.3)	(40.1)
Purchase accounting and related adjustments (7)	(19.4)	(51.4)

Operating income	120.1	107.1
Interest expense	(157.1)	(117.8)
Interest and other income	6.9	4.9
Other expense	(14.3)	(17.2)
Loss on extinguishment of debt	—	(1.3)
Gain on investments, net	2.7	42.1
Equity interests income	5.7	0.8

Income (loss) before income taxes	$(36.0)	$18.6

(1)
Corporate general and administrative expenses reflect the allocations of certain general and administrative expenses from Lionsgate related to certain corporate and shared service functions historically provided by Lionsgate, including, but not limited to, executive oversight, accounting, tax, legal, human resources, occupancy, and other shared services (see Note 1 and Note 18 for further information). Amount excludes allocation of share-based compensation expense discussed below. The costs included in corporate general and administrative expenses represent certain corporate executive expense (such as salaries and wages for the office of the Chief Executive Officer, Chief Financial Officer, General Counsel and other corporate officers), investor relations costs, costs of maintaining corporate facilities, and other unallocated common administrative support functions, including corporate accounting, finance and financial reporting, internal and external audit and tax costs, corporate and other legal support functions, and certain information technology and human resources expense.

(2)
Adjusted depreciation and amortization represents depreciation and amortization as presented on our unaudited condensed combined statements of operations less the depreciation and amortization related to the non-cash
fair value adjustments to property and equipment and intangible assets acquired in recent acquisitions which are included in the purchase accounting and related adjustments line item above, as shown in the table below:

	Nine Months Ended December 31,
	2023	2022
	(Amounts in millions)
Depreciation and amortization	$11.1	$13.2
Less: Amount included in purchase accounting and related adjustments	(4.0)	(4.3)

Adjusted depreciation and amortization	$7.1	$8.9

(3)
Restructuring and other includes restructuring and severance costs, certain transaction and other costs, and certain unusual items, when applicable. See Note 13 for further information on restructuring and other.

(4)
Amounts represent the incremental costs included in direct operating expense resulting from circumstances associated with the
COVID-19
global pandemic, net of insurance recoveries. During the nine months ended December 31, 2023 and 2022, the Company incurred a net benefit in direct operating expense due to insurance and bad debt recoveries in excess of the incremental costs expensed in the periods (see Note 13). These charges (benefits) are excluded from segment operating results.

(5)
Content charges represent certain charges included in direct operating expense in the combined statements of operations, and excluded from segment operating results (see Note 13 for further information).

(6)	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense:

	Nine Months Ended
	December 31,
	2023	2022
	(Amounts in millions)
Total share-based compensation expense (i)	$53.6	$42.2
Less:
Amount included in restructuring and other (ii)	(7.3)	(2.1)

Adjusted share-based compensation	$46.3	$40.1

(i)
Total share-based compensation expense in the nine months ended December 31, 2023 and 2022 includes $12.1 million and $17.0 million, respectively, of corporate allocation of share-based compensation expense, representing the allocation of Lionsgate’s corporate employee share-based compensation expense.

(ii)
Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.

(7)
Purchase accounting and related adjustments primarily represent the amortization of non-cash
fair value adjustments to certain assets acquired in recent acquisitions. These adjustments include the accretion of the noncontrolling interest discount related to Pilgrim Media Group and 3 Arts Entertainment, the amortization of the recoupable portion of the purchase price and the expense associated with the earned distributions related to 3 Arts Entertainment, all of which are accounted for as compensation and are included in general and administrative expense. The following sets forth the amounts included in each line item in the financial statements:

	Nine Months Ended December 31,
	2023	2022
	(Amounts in millions)
Purchase accounting and related adjustments:
Direct operating	$—	$0.7
General and administrative expense (i)	15.4	46.4
Depreciation and amortization	4.0	4.3

	$19.4	$51.4

(i)
These adjustments include the
non-cash
charge for the accretion of the noncontrolling interest discount related to Pilgrim Media Group and 3 Arts Entertainment, the non-cash
charge for the amortization of the recoupable portion of the purchase price and the expense associated with the noncontrolling equity interests in the distributable earnings related to 3 Arts Entertainment, all of which are accounted for as compensation and are included in general and administrative expense, as presented in the table below. The noncontrolling equity interest in the distributable earnings of 3 Arts Entertainment are reflected as an expense rather than noncontrolling interest in the combined statements of operations due to the relationship to continued employment.

	Nine Months Ended December 31,
	2023	2022
	(Amounts in millions)
Amortization of recoupable portion of the purchase price	$1.3	$5.7
Noncontrolling interest discount amortization	—	13.3
Noncontrolling equity interest in distributable earnings	14.1	27.4

	$15.4	$46.4

See Note 10 for revenues by media or product line as broken down by segment for the nine months ended December 31, 2023 and 2022.
The following table reconciles segment general and administration expense to the Company’s total combined general and administration expense:

	Nine Months Ended December 31,
	2023	2022
	(Amounts in millions)
General and administration
Segment general and administrative expenses	$123.7	$98.2
Corporate general and administrative expenses	76.2	57.7
Share-based compensation expense included in general and administrative expense (1)	46.3	40.1
Purchase accounting and related adjustments	15.4	46.4

	$261.6	$242.4

(1)
Includes share-based compensation expense related to the allocation of Lionsgate corporate and shared employee share-based compensation expenses of $12.1 million in the nine months ended December 31, 2023 (2022—$17.0 million).

The reconciliation of total segment assets to the Company’s total combined assets is as follows:

	December 31, 2023	March 31, 2023
	(Amounts in millions)
Assets
Motion Picture	$1,744.2	$1,759.4
Television Production	2,393.6	1,949.1
Other unallocated assets (1)	981.3	704.2

	$5,119.1	$4,412.7

(1)	Other unallocated assets primarily consist of cash, other assets and investments.

16. Segment Information
The Company’s reportable segments have been determined based on the distinct nature of their operations, the Company’s internal management structure, and the financial information that is evaluated regularly by the Company’s chief operating decision maker.
The Company has two reportable business segments: (1) Motion Picture and (2) Television Production.
Motion Picture.
Motion Picture consists of the development and production of feature films, acquisition of North American and worldwide distribution rights, North American theatrical, home entertainment and television distribution of feature films produced and acquired, and worldwide licensing of distribution rights to feature films produced and acquired.
Television Production.
Television Production consists of the development, production and worldwide distribution of television productions including television series, television movies and mini-series, and non-fiction
programming. Television Production includes the domestic and international licensing of Starz original series productions to the Starz Business, and the ancillary market distribution of Starz original productions and licensed product. Additionally, the Television Production segment includes the results of operations of 3 Arts Entertainment.

Segment information is presented in the table below:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Segment revenues
Motion Picture	$1,323.7	$1,185.3	$1,081.1
Television Production	1,760.1	1,531.0	831.8

Total revenue	$3,083.8	$2,716.3	$1,912.9

Gross contribution
Motion Picture	$386.3	$356.0	$401.8
Television Production	185.3	124.1	126.3

Total gross contribution	571.6	480.1	528.1
Segment general and administration
Motion Picture	109.8	93.1	106.2
Television Production	51.9	40.2	42.7

Total segment general and administration	161.7	133.3	148.9
Segment profit
Motion Picture	276.5	262.9	295.6
Television Production	133.4	83.9	83.6

Total segment profit	$409.9	$346.8	$379.2

The Company’s primary measure of segment performance is segment profit. Segment profit is defined as gross contribution (revenues, less direct operating and distribution and marketing expense) less segment general and administration expenses. Segment profit excludes, when applicable, corporate and allocated general and administrative expense, restructuring and other costs, share-based compensation, certain charges related to the
COVID-19
global pandemic, charges related to Russia’s invasion of Ukraine, and purchase accounting and related adjustments. The Company believes the presentation of segment profit is relevant and useful for investors because it allows investors to view segment performance in a manner similar to the primary method used by the Company’s management and enables them to understand the fundamental performance of the Company’s businesses.

The reconciliation of total segment profit to the Company’s income (loss) before income taxes is as follows:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Company’s total segment profit	$409.9	$346.8	$379.2
Corporate general and administrative expenses (1)	(100.9)	(80.0)	(91.4)
Adjusted depreciation and amortization (2)	(12.2)	(12.4)	(13.4)
Restructuring and other (3)	(27.2)	(6.3)	(21.1)
COVID-19 related benefit (charges) included in direct operating expense and distribution and marketing expense (4)	8.9	5.2	(50.9)
Content charges (5)	(8.1)	—	—
Charges related to Russia’s invasion of Ukraine (6)	—	(5.9)	—
Adjusted share-based compensation expense (7)	(69.2)	(70.2)	(54.5)
Purchase accounting and related adjustments (8)	(61.6)	(65.3)	(52.0)

Operating income	139.6	111.9	95.9
Interest expense	(162.6)	(115.0)	(109.7)
Interest and other income	6.4	28.0	6.1
Other expense	(21.2)	(8.6)	(4.7)
Loss on extinguishment of debt	(1.3)	(3.4)	—
Gain on investments	44.0	1.3	0.6
Equity interests income (loss)	0.5	(3.0)	(6.1)

Income (loss) before income taxes	$5.4	$11.2	$(17.9)

(1)
Corporate general and administrative expenses reflect the allocations of certain general and administrative expenses from Lionsgate related to certain corporate and shared service functions historically provided by Lionsgate, including, but not limited to, executive oversight, accounting, tax, legal, human resources, occupancy, and other shared services (see Note 1 and Note 20 for further information). Amount excludes allocation of share-based compensation expense discussed below. The costs included in corporate general and administrative expenses represent certain corporate executive expense (such as salaries and wages for the office of the Chief Executive Officer, Chief Financial Officer, General Counsel and other corporate officers), investor relations costs, costs of maintaining corporate facilities, and other unallocated common administrative support functions, including corporate accounting, finance and financial reporting, internal and external audit and tax costs, corporate and other legal support functions, and certain information technology and human resources expense.

(2)
Adjusted depreciation and amortization represents depreciation and amortization as presented on the combined statements of operations less the depreciation and amortization related to the non-cash
fair value adjustments to property and equipment and intangible assets acquired in recent acquisitions which are included in the purchase accounting and related adjustments line item above, as shown in the table below:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Depreciation and amortization	$17.9	$18.1	$17.2
Less: Amount included in purchase accounting and related adjustments	(5.7)	(5.7)	(3.8)

Adjusted depreciation and amortization	$12.2	$12.4	$13.4

(3)
Restructuring
and
other
includes
restructuring
and
severance
costs
, certain
transaction
and
related
costs,
and
certain
unusual
items,
when applicable
. See
Note
15 for
further
information on
restructuring
and
other
.

(4)
Amounts represent the incremental costs included in direct operating expense and distribution and marketing expense resulting from circumstances associated with the
COVID-19
global pandemic, net of insurance recoveries. During the fiscal years ended March 31, 2023 and 2022, the Company has incurred a net benefit in direct operating expense due to insurance and bad debt recoveries in excess of the incremental cost expensed in the period. See Note 15 for further information. These charges (benefits) are excluded from segment operating results.

(5)
Content charges represent certain charges included in direct operating expense in the combined statements of operations, and excluded from segment operating results (see Note 15 for further information).

(6)
Amounts represent charges related to Russia’s invasion of Ukraine, primarily related to bad debt reserves for accounts receivable from customers in Russia, included in direct operating expense in the combined statements of operations, and excluded from segment operating results.

(7)	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Total share-based compensation expense (i)	$73.4	$70.2	$58.0
Less:
Amount included in restructuring and other (ii)	(4.2)	—	(3.5)

Adjusted share-based compensation	$69.2	$70.2	$54.5

(i)
Total share-based compensation expense in the years ended March 31, 2023, 2022 and 2021 includes $26.7 million, $19.6 million and $18.0 million, respectively, of corporate allocation of share-based compensation expense, representing the allocation of Lionsgate’s corporate employee share-based compensation expense.

(ii)
Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of certain vesting schedules for equity awards pursuant to certain severance arrangements.

(8)
Purchase accounting and related adjustments primarily represent the amortization of non-cash
fair value adjustments to certain assets acquired in recent acquisitions. The following sets forth the amounts included in each line item in the financial statements:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Purchase accounting and related adjustments:
Direct operating	$0.7	$0.4	$1.0
General and administrative expense (i)	55.2	59.2	47.2
Depreciation and amortization	5.7	5.7	3.8

	$61.6	$65.3	$52.0

(i)
These adjustments include the
non-cash
charge for the accretion of the noncontrolling interest discount related to Pilgrim Media Group and 3 Arts Entertainment, the non-cash
charge for the amortization of the recoupable portion of the purchase price and the expense associated with the noncontrolling equity interests in the distributable earnings related to 3 Arts Entertainment, all of which are accounted for as compensation and are included in general and administrative expense, as presented in the table below. The noncontrolling equity interest in the distributable earnings of 3 Arts Entertainment are reflected in as an expense rather than noncontrolling interest in the combined statements of operations due to the relationship to continued employment.

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Amortization of recoupable portion of the purchase price	$7.7	$7.7	$7.7
Noncontrolling interest discount amortization	13.2	22.7	22.7
Noncontrolling equity interest in distributable earnings	34.3	28.8	16.8

	$55.2	$59.2	$47.2

See Note 12 for revenues by media or product line as broken down by segment for the fiscal years ended March 31, 2023, 2022 and 2021.
The following table reconciles segment general and administration to the Company’s total combined general and administration expense:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
General and administration
Segment general and administrative expenses	$161.7	$133.3	$148.9
Corporate general and administrative expenses	100.9	80.0	91.4
Share-based compensation expense included in general and administrative expense (1)	69.2	70.2	54.5
Purchase accounting and related adjustments	55.2	59.2	47.2

	$387.0	$342.7	$342.0

(1)
Includes share-based compensation expense related to the allocation of Lionsgate corporate and shared employee share-based compensation expenses of $26.7 million in fiscal year 2023 (2022- $19.6 million, 2021—$18.0 million).

The reconciliation of total segment assets to the Company’s total combined assets is as follows:

	March 31, 2023	March 31, 2022

	(Amounts in millions)
Assets
Motion Picture	$1,759.4	$1,622.6
Television Production	1,949.1	1,978.9
Other unallocated assets (1)	704.2	724.2

	$4,412.7	$4,325.7

(1)	Other unallocated assets primarily consist of cash, other assets and investments.

The following table sets forth acquisition of investment in films and television programs, as broken down by segment for the years ended March 31, 2023, 2022 and 2021:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Acquisition of investment in films and television programs
Motion Picture	$484.5	$463.1	$325.8
Television Production	1,083.9	1,287.0	856.1

	$1,568.4	$1,750.1	$1,181.9

The following table sets forth capital expenditures, as broken down by segment for the years ended March 31, 2023, 2022 and 2021:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Capital expenditures
Motion Picture	$—	$—	$—
Television Production	0.3	0.4	0.4
Corporate (1)	6.2	5.7	9.8

	$6.5	$6.1	$10.2

(1)	Represents unallocated capital expenditures primarily related to the Company’s corporate headquarters.
Revenue by geographic location, based on the location of the customers, with no other foreign country individually comprising greater than 10% of total revenue, is as follows:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Revenue
Canada	$64.0	$56.7	$41.0
United States	2,348.8	2,084.0	1,470.8
Other foreign	671.0	575.6	401.1

	$3,083.8	$2,716.3	$1,912.9

Long-lived assets by geographic location are as follows:

	March 31, 2023	March 31, 2022

	(Amounts in millions)
Long-lived assets (1)
United States	$1,736.5	$1,859.7
Other foreign	190.8	164.2

	$1,927.3	$2,023.9

(1)	Long-lived assets represents total assets less the following: current assets, investments, long-term receivables, intangible assets, goodwill and deferred tax assets.
For the years ended March 31, 2023, 2022 and 2021, the Company had revenue from the Starz Business of $775.5 million, $648.2 million and $204.1 million, respectively, which represented greater than 10% of combined revenues, primarily related to the Company’s Television Production segment. See Note 20 for further information. For the year ended March 31, 2023, the Company had revenue from one individual external customer which represented greater than 10% of combined revenues, amounting to $337.1 million, related to the Company’s Motion Picture and Television Production segments. In the year ended March 31, 2021, the Company also had revenue from one individual external customer which represented greater than 10% of combined revenues, amounting to $293.5 million, related to the Company’s Motion Picture and Television Production segments.
As of March 31, 2023 and 2022, the Company had accounts receivable due from one customer which individually represented greater than 10% of combined accounts receivable. Accounts receivable due from this one customer amounted to 10.5% and 10.3% of total combined accounts receivable (current and non-current)
at March 31, 2023 and 2022, respectively, or gross accounts receivable of approximately $60.0 million and $48.0 million, respectively. In addition, the Company had amounts due from the Starz Business of $157.6 million and $126.8 million at March 31, 2023 and 2022, respectively, which are separately presented in the “Due from Starz Business” line item of the combined balance sheets. See Note 20 for further information.